Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Summary of useful lives of property and equipment

Useful life in years
Buildings	Up to 40
Transportation equipment	5 to 8
Technical equipment and machinery	3 to 10
Furniture and office equipment	5 to 15
Leasehold improvements	Shorter of useful life and the term of the underlying lease

Summary of useful lives of intangible assets

Useful life in years
Acquired software licenses	1 to 3

Summary of currency translation rates against the Euro for the Group's most significant operations

		Year Ended December 31, 2019
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	119.01	118.65
Cameroon	CFA Franc BEAC (XAF)	585.99	584.89
Ivory Coast	CFA Franc BCEAO (XOF)	585.99	584.89
Egypt	Egyptian Pound (EGP)	16.79	16.02
Germany	Euro (EUR)	0.89	0.89
Ghana	Cedi (Ghana) (GHS)	5.34	5.69
Kenya	Kenyan Shilling (KES)	100.96	100.34
Morocco	Moroccan Dirham (MAD)	9.55	9.46
Nigeria	Naira (NGN)	359.48	361.03
Portugal	Euro (EUR)	0.89	0.89
Rwanda	Rwanda Franc (RWF)	898.37	929.67
Senegal	CFA Franc BCEAO (XOF)	585.99	584.89
South Africa	Rand (ZAR)	14.43	14.04
Tunisia	Tunisian Dinar (TND)	2.88	2.78
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,299.31	2,281.42
Uganda	Uganda Shilling (UGX)	3,676.61	3,637.00
United Arab Emirates	UAE Dirham (AED)	3.67	3.67
United States of America	US Dollars (USD)	1.00	1.00

		Year Ended December 31, 2020
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	126.38	131.70
Cameroon	CFA Franc BEAC (XAF)	574.70	534.86
China	Yuan Renminbi	6.89	6.53
Ivory Coast	CFA Franc BCEAO (XOF)	574.70	534.86
Egypt	Egyptian Pound (EGP)	15.77	15.71
Germany	Euro (EUR)	0.88	0.82
Ghana	Cedi (Ghana) (GHS)	5.72	5.85
Kenya	Kenyan Shilling (KES)	105.56	108.14
Morocco	Moroccan Dirham (MAD)	9.39	8.80
Nigeria	Naira (NGN)	378.28	382.96
Portugal	Euro (EUR)	0.88	0.82
Rwanda	Rwanda Franc (RWF)	944.47	974.50
Senegal	CFA Franc BCEAO (XOF)	574.70	534.86
South Africa	Rand (ZAR)	16.44	14.65
Tunisia	Tunisian Dinar (TND)	2.78	2.66
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,304.47	2,291.44
Uganda	Uganda Shilling (UGX)	3,692.52	3,629.35
United Arab Emirates	UAE Dirham (AED)	3.67	3.67
United States of America	US Dollars (USD)	1.00	1.00

		Year Ended December 31, 2021
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	134.56	138.50
Cameroon	CFA Franc BEAC (XAF)	554.72	578.23
China	Yuan Renminbi	6.45	6.36
Ivory Coast	CFA Franc BCEAO (XOF)	554.72	578.23
Egypt	Egyptian Pound (EGP)	15.67	15.68
Ghana	Cedi (Ghana) (GHS)	5.90	6.13
Kenya	Kenyan Shilling (KES)	108.79	112.25
Morocco	Moroccan Dirham (MAD)	8.90	9.16
Nigeria	Naira (NGN)	399.35	410.97
Portugal	Euro (EUR)	0.85	0.88
Rwanda	Rwanda Franc (RWF)	986.02	1,016.15
Senegal	CFA Franc BCEAO (XOF)	554.72	578.23
South Africa	Rand (ZAR)	14.78	15.92
Tunisia	Tunisian Dinar (TND)	2.75	2.87
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,307.88	2,296.51
Uganda	Uganda Shilling (UGX)	3,567.41	3,526.41
United Arab Emirates	UAE Dirham (AED)	3.67	3.67
United States of America	US Dollars (USD)	1.00	1.00

Schedule of Group's geographical distribution of revenue and property, plant and equipment

Revenue	For the year ended December 31,
In thousands of USD	2019	2020	2021
West Africa(1)	77,148	72,029	83,364
North Africa(2)	64,072	55,330	60,494
East and South Africa(3)	36,760	30,940	32,080
Europe(4)	48	831	329
United Arab Emirates	55	236	1,666
Others	1,457	—	1
Total	179,540	159,366	177,934

Property and equipment	As of December 31,
In thousands of USD	2020	2021
West Africa(1)	5,313	6,563
North Africa(2)	7,779	8,642
East and South Africa(3)	5,526	4,528
Europe(4)	1,624	1,905
China	—	131
United Arab Emirates	66	55
Total	20,308	21,824
(1)	West Africa covers Nigeria, Ivory Coast, Senegal, Cameroon and Ghana.
(2)	North Africa covers Egypt, Tunisia, Morocco and Algeria.
(3)	East and South Africa covers Kenya, Tanzania, Uganda, Rwanda and South Africa.
(4)	Portugal and Germany